INTANGIBLE LEASE ASSETS AND LIABILITIES - Estimated Amortization of Intangible Lease Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization, In-Place Leases and Other Intangibles, Above-Market Leases
Total	$ 203,389	$ 234,543	$ 182,147
Amortization, Below-Market Leases
Remainder of 2021	2,541	5,499
2022	4,496	4,770
2023	3,832	4,101
2024	2,872	3,138
2025	2,503	2,779
Thereafter	11,673	12,431
Total	27,917	32,718	20,523
In-place leases and other intangibles
Amortization, In-Place Leases and Other Intangibles, Above-Market Leases
Remainder of 2021	14,027	30,108
2022	26,209	27,756
2023	23,027	24,547
2024	19,849	21,317
2025	16,071	17,534
Thereafter	88,739	96,169
Total	187,922	217,431	164,724
Acquired above-market leases
Amortization, In-Place Leases and Other Intangibles, Above-Market Leases
Remainder of 2021	1,188	2,489
2022	2,281	2,345
2023	2,028	2,086
2024	1,533	1,576
2025	1,292	1,334
Thereafter	7,145	7,282
Total	$ 15,467	$ 17,112	$ 17,423